Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [text block] [Abstract]
Disclosure of events after reporting period [text block]
NOTE 13:	SUBSEQUENT EVENTS

1.	On January 7, 2020, the Company entered into Securities Purchase Agreements with certain institutional investors providing for the issuance of an aggregate of 1,000,000 American Depositary Shares (the “ADSs”) each representing 100 of the Company’s ordinary shares in a registered direct offering at a purchase price of $3.00 per ADS, resulting in gross proceeds of approximately NIS 10,410 (NIS 9,115 net of all issuance costs).

2.	On January 9, 2020, Mr. Kasbian Nuriel Chirich, chairman of the board of directors notified the Company that he resigns from his position as the Company’s chairman of the board as well as director. The Board of Directors elected Mr. Nahmias as a director and to serve as Chairman of the Board of Directors.

3.	On March 4, 2020, the Board of Directors approved commercial Letter Of Intent (LOI) with Canndoc Ltd (“Canndoc”), a wholly owned subsidiary of Intercure Ltd. (“Intercure”). The Company will acquire from Canndoc all rights to the use of Canndoc’s products for the reduction of opioid usage, including accumulated data, as well as on-going and pipeline of clinical trials. In addition, Canndoc will supply to the Company, over the course of the next five years, with a minimum of 6 tons of GMP pharma grade cannabis products with a value of $18 million USD. The Company will have the option to extend the agreement for an additional period of 5 years, until 2029. The products will be distributed and sold on behalf of Cellect by Canndoc’ s existing distribution channels. The comapny will issue to Canndoc 1,023,720 American Depositary Receipts (“ADRs”) representing 19% of Cellect’s share capital on partially diluted basis. In addition to the strategic commercial agreement, the companies are considering expanding their collaboration and have signed a non-binding LOI for a full merger. Under preliminary details, the Company will acquire from Intercure all of Canndoc’s outstanding shares, in exchange for additional Cellect ADRs to be in total approximately 95% (approximately 93% on a fully diluted basis) of the merged company. The proposed merger is subject to definitive agreement, Board approval and customary closing conditions, including the approval of the IMCA (Israeli Medical Cannabis Agency) and Cellect’s shareholders. The parties aim to close such transaction in 2020. The parties agreed to act jointly in order to fulfill all the requirements to enable the Company to continue to trade on the NASDAQ and, for this purpose, Intercure has committed to invest a cash sum of at least $3 million USD in any public offering that Cellect may undertake, at a price of not less than $4.50 USD per ADR.

4.	In December 2019, a novel strain of coronavirus (COVID-19) emerged in Wuhan, Hubei Province, China. While initially the outbreak was largely concentrated in China and caused significant disruptions to its economy, it has now spread to several other countries, and infections have been reported globally. On January 30, 2020, the World Health Organization declared the outbreak a pandemic and a global emergency. In addition, several countries have imposed travel bans in response to the outbreak. To date, the pandemic and governmental responses have hampered our ability to enroll patients and conduct clinical trials. The extent to which the pandemic and governmental responses will continue to affect our ability to conduct clinical trials and otherwise affect our operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration of the pandemic, new information which may emerge concerning the severity of the coronavirus, and the actions to contain the coronavirus or treat its impact, among others. However, the continued spread of the coronavirus globally and governmental actions to contain it could adversely affect our operations. In particular, we may not be able to conduct clinical trials, because of difficulty in recruiting patients, obtaining Fas ligand and other raw materials we use in clinical trials, finding facilities in which to conduct clinical trials, enter into, or continue collaboration in, strategic relationships, and/or obtain sufficient additional sufficient funds to finance our operations, any of which could materially and adversely affect our business.